Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

5. Deposits

Deposits at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(Dollars in Thousands)
Individuals, partnerships and corporations:
Demand deposits	$54,237	$44,638
Time and savings deposits	278,455	288,581
U.S. Government	9	18
States and political subdivisions	17,358	17,634
Due to banks	572	171
Certified and official checks	2,018	1,299
TOTAL DEPOSITS	$352,649	$352,341

The scheduled maturities of time deposits at December 31, 2011 were as follows:

(Dollars in Thousands)
2012	$109,561
2013	17,058
2014	4,241
2015	6,229
2016	7,742
Thereafter	188
TOTAL TIME DEPOSITS	$145,019

Time deposits include certificates of deposit issued in amounts of $100,000 or more totaling approximately $48,981,000 and $52,426,000 at December 31, 2011 and 2010, respectively. At December 31, 2011, deposits of executive officers, directors and their related interests were $7,301,000.